Above market acquired charters - Amortization Schedule (Table) (Details) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016
For the twelve month period ended December 31,
2018	$ 14,596
2019	14,381
2020	14,396
2021	8,746
2022	8,372
Thereafter	22,008
Total	$ 82,499	$ 90,243